UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trisun Asset Management, L.L.C.

Address:  320 Park Avenue, 10th Floor
          New York, New York 10022


13F File Number: 028-10042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Bunyaner
Title:    Managing Member
Phone:    (212) 521-0981


Signature, Place and Date of Signing:


   /s/ Michael Bunyaner           New York, New York            May 4, 2007
--------------------------     ------------------------     -------------------
       [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

  [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:        8

Form 13F Information Table Value Total:   $2,921
                                           (thousands)


List of Other Included Managers:  None

                                                       TRISUN ASSET MANAGEMENT
                                           13F REPORT - 1ST QUARTER ENDING MARCH 31, 2007
COLUMN 1                     COLUMN  2   COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE       CUSIP       VALUE     SHRS OR  SH/  PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER               OF CLASS     NUMBER     (X$1000)   PRN/AMT  PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED  NONE
ALPHARMA INC                 CL A        020813101      241     10,000                  Sole                 10,000
AMERICAN STD COS INC DEL     COM         029712106      318      6,000                  Sole                  6,000
HANOVER COMPRESSOR CO        COM         410768105      223     10,000                  Sole                 10,000
NEWALLIANCE BANCSHARES INC   COM         650203102      162     10,000                  Sole                 10,000
PETSMART INC                 COM         716768106      297      9,000                  Sole                  9,000
PRECISION CASTPARTS CORP     COM         740189105      227      2,185                  Sole                  2,185
TYCO INTL LTD NEW            COM         902124106    1,243     39,400                  Sole                 39,400
US BANCORP DEL               COM NEW     902973304      210      6,000                  Sole                  6,000





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